Assets Held-for-Sale (Details) - Non-current assets held for sale - KRW (₩) ₩ in Millions		Dec. 31, 2023	Dec. 31, 2022
Assets Held for Sale [Line Items]
Assets Held-for-Sale		₩ 45,648	₩ 44,748
Land
Assets Held for Sale [Line Items]
Assets Held-for-Sale	[1],[2]	31,766	31,766
Buildings
Assets Held for Sale [Line Items]
Assets Held-for-Sale	[1],[2]	13,881	12,981
Structures
Assets Held for Sale [Line Items]
Assets Held-for-Sale	[1]	₩ 1	₩ 1

[1]	The board of directors of KEPCO Engineering & Construction Company, Inc., a subsidiary of the Company, made a resolution to sell its old office building in Yongin-si, Gyeonggi-do, and reclassified the buildings, structures, and land as assets held-for-sale expecting its carrying amount would be recovered through a sale transaction. In accordance with the resolution of the Board of Directors on April 1, 2022, a sales contract for the assets scheduled for sale was entered into on April 13, 2022, and the related down payment and interim payment of ￦52,666 million were recorded as long-term advance received.
[2]	The board of directors of Korea Electric Power Corporation, the controlling company, made a resolution to sell the Uijeongbu substation, and reclassified the buildings and land as assets held-for-sale expecting its carrying amount would be recovered through a sale transaction during the year ended December 31, 2022.